UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-21877
                                                     ---------

                  OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND
               --------------------------------------------------
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
             ------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                              ROBERT G. ZACK, ESQ.
                             OPPENHEIMERFUNDS, INC.
            TWO WORLD FINANCIAL CENTER, NEW YORK, NEW YORK 10281-1008
            ---------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: (303) 768-3200
                                                           --------------

                        Date of fiscal year end: MARCH 31
                                                 --------

                   Date of reporting period: DECEMBER 31, 2006
                                             -----------------

ITEM 1. SCHEDULE OF INVESTMENTS.


OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
MUNICIPAL BONDS AND NOTES--127.8%
--------------------------------------------------------------------------------------------------------------------------
ARIZONA--102.0%
           15,000       Apache County IDA (Tucson Electric Power
 $                      Company)                                             5.875   %        03/01/2033   $       15,009
--------------------------------------------------------------------------------------------------------------------------
           25,000       AZ Agricultural & Power District (Salt River) 1      5.000            01/01/2020           25,528
--------------------------------------------------------------------------------------------------------------------------
          250,000       AZ Game & Fish Department
                        (Administration Building) 1                          5.000            07/01/2032          260,958
--------------------------------------------------------------------------------------------------------------------------
          300,000       AZ Health Facilities Authority
                        (American Baptist Estates) 1                         7.750            11/15/2033          340,371
--------------------------------------------------------------------------------------------------------------------------
          110,000       AZ Health Facilities Authority
                        (FMC/SMC Obligated Group) 1                          5.250            10/01/2026          112,531
--------------------------------------------------------------------------------------------------------------------------
           20,000       AZ Health Facilities Authority
                        (Northern Arizona Healthcare) 1                      5.250            10/01/2016           20,467
--------------------------------------------------------------------------------------------------------------------------
           25,000       AZ Student Loan Acquisition Authority 1              5.900            05/01/2024           26,637
--------------------------------------------------------------------------------------------------------------------------
           35,000       AZ University Medical Center 1                       5.000            07/01/2021           35,028
--------------------------------------------------------------------------------------------------------------------------
          300,000       Centerra Community Facilities District 1             5.150            07/15/2031          300,912
--------------------------------------------------------------------------------------------------------------------------
           10,000       Cochise County IDA (Sierra Vista Community
                        Hospital)                                            6.750            12/01/2026           10,209
--------------------------------------------------------------------------------------------------------------------------
           10,000       Cochise County Unified School District No. 21
                        (St. David) 1                                        5.000            07/01/2017           10,168
--------------------------------------------------------------------------------------------------------------------------
          195,000       Festival Ranch Community Facilities District 1       5.300            07/15/2031          197,839
--------------------------------------------------------------------------------------------------------------------------
          100,000       Glendale IDA (Midwestern University)                 6.000            05/15/2026          102,176
--------------------------------------------------------------------------------------------------------------------------
          225,000       Goodyear IDA Water & Sewer (Litchfield Park
                        Service Company) 1                                   6.750            10/01/2031          244,681
--------------------------------------------------------------------------------------------------------------------------
          350,000       Hassayampa Community Facilities District
                        (Hassayampa Village Community) 1                     7.750            07/01/2021          368,113
--------------------------------------------------------------------------------------------------------------------------
            5,000       Maricopa County Hospital (Sun Health Corp.) 1        5.250            04/01/2019            5,128
--------------------------------------------------------------------------------------------------------------------------
           15,000       Maricopa County Hospital (Sun Health Corp.) 1        6.125            04/01/2018           15,365
--------------------------------------------------------------------------------------------------------------------------
           20,000       Maricopa County IDA (Catholic Healthcare) 1          5.000            07/01/2021           20,337
--------------------------------------------------------------------------------------------------------------------------
           35,000       Maricopa County IDA (Catholic Healthcare) 1          5.000            07/01/2021           35,653
--------------------------------------------------------------------------------------------------------------------------
           25,000       Maricopa County IDA (Chaparral City Water
                        Company) 1                                           5.400            12/01/2022           25,803
--------------------------------------------------------------------------------------------------------------------------
          165,000       Maricopa County IDA (Citizens Utilities
                        Company) 1                                           6.200            05/01/2030          165,081
--------------------------------------------------------------------------------------------------------------------------
          485,000       Maricopa County IDA (Sun King Apartments) 1          6.750            05/01/2031          501,243
--------------------------------------------------------------------------------------------------------------------------
           50,000       Maricopa County IDA (Whispering Palms
                        Apartments) 1                                        5.900            07/01/2029           51,918
--------------------------------------------------------------------------------------------------------------------------
           38,000       Maricopa County IDA Hospital (Mayo Clinic
                        Scottsdale) 1                                        5.250            11/15/2037           39,045
--------------------------------------------------------------------------------------------------------------------------
          110,000       Maricopa County Pollution Control Corp.
                        (Public Service Company of New Mexico) 1             5.750            11/01/2022          111,254
--------------------------------------------------------------------------------------------------------------------------
           10,000       Maricopa County Pollution Control Corp.
                        (Public Service Company of New Mexico) 1             6.300            12/01/2026           10,228
--------------------------------------------------------------------------------------------------------------------------
           10,000       Mesa IDA (Banner Health System) 1                    5.000            01/01/2019           10,215
--------------------------------------------------------------------------------------------------------------------------
           60,000       Mesa IDA (Mesa Student Hsg.) 1                       6.000            07/01/2025           64,979
--------------------------------------------------------------------------------------------------------------------------
           20,000       Mesa IDA (Mesa Student Hsg.) 1                       6.000            07/01/2032           21,617
--------------------------------------------------------------------------------------------------------------------------
          125,000       Mesa IDA (Mesa Student Hsg.) 1                       6.000            07/01/2032          132,360
--------------------------------------------------------------------------------------------------------------------------
           50,000       Mesa IDA (Mesa Student Hsg.) 1                       6.250            07/01/2032           54,701
--------------------------------------------------------------------------------------------------------------------------


                1 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY        VALUE
--------------------------------------------------------------------------------------------------------------------------
 $        125,000       Mohave County Elementary School
                        District No. 15 Bullhead 1                           5.000   %        07/01/2010   $      126,439
--------------------------------------------------------------------------------------------------------------------------
           45,000       Navajo County IDA (Stone Container Corp.) 1          7.400            04/01/2026           46,125
--------------------------------------------------------------------------------------------------------------------------
           50,000       Parkway Community Facilities District No. 1
                        (Prescott Valley) 1                                  5.350            07/15/2031           50,915
--------------------------------------------------------------------------------------------------------------------------
           25,000       Peoria GO 1                                          5.250            07/01/2016           25,195
--------------------------------------------------------------------------------------------------------------------------
           40,000       Peoria Improvement District No. 8401                 5.300            01/01/2011           40,258
--------------------------------------------------------------------------------------------------------------------------
           15,000       Phoenix Airport 1                                    6.400            07/01/2012           15,028
--------------------------------------------------------------------------------------------------------------------------
          230,000       Phoenix Civic Improvement Corp. 1                    5.375            07/01/2029          231,677
--------------------------------------------------------------------------------------------------------------------------
            5,000       Phoenix Civic Improvement Corp. Airport,
                        Series A 1                                           5.000            07/01/2025            5,115
--------------------------------------------------------------------------------------------------------------------------
           10,000       Phoenix GO 1                                         5.000            07/01/2017           10,178
--------------------------------------------------------------------------------------------------------------------------
           25,000       Phoenix GO                                           5.000            07/01/2018           25,441
--------------------------------------------------------------------------------------------------------------------------
           10,000       Phoenix GO                                           5.000            07/01/2020           10,170
--------------------------------------------------------------------------------------------------------------------------
           20,000       Phoenix IDA (Crossroads Apartments) 1                5.200            12/15/2021           20,393
--------------------------------------------------------------------------------------------------------------------------
          350,000       Phoenix IDA (Espiritu Community Devel. Corp.) 1      6.250            07/01/2036          365,481
--------------------------------------------------------------------------------------------------------------------------
          165,000       Phoenix IDA (Single Family Mtg.) 1                   6.650            10/01/2029          169,534
--------------------------------------------------------------------------------------------------------------------------
          225,000       Phoenix IDA (Summit Apartments) 1                    6.550            07/20/2037          246,249
--------------------------------------------------------------------------------------------------------------------------
           50,000       Phoenix IDA (Ventana Palms Apartments) 1             6.150            10/01/2029           54,260
--------------------------------------------------------------------------------------------------------------------------
           40,000       Phoenix Street & Highway 1                           6.100            07/01/2011           40,077
--------------------------------------------------------------------------------------------------------------------------
           25,000       Pima County IDA (Arizona Charter School) 1           6.375            07/01/2031           26,569
--------------------------------------------------------------------------------------------------------------------------
          170,000       Pima County IDA (Arizona Charter School) 1           6.500            07/01/2023          181,089
--------------------------------------------------------------------------------------------------------------------------
          200,000       Pima County IDA (Christian Senior Living)            5.050            01/01/2037          197,714
--------------------------------------------------------------------------------------------------------------------------
          150,000       Pima County IDA (Global Water Resources)             5.750            12/01/2032          150,113
--------------------------------------------------------------------------------------------------------------------------
          160,000       Pima County IDA (International Studies
                        Academy) 1                                           6.750            07/01/2031          169,683
--------------------------------------------------------------------------------------------------------------------------
          125,000       Pima County IDA (Sonoran Science Academy) 1          5.750            12/01/2037          124,011
--------------------------------------------------------------------------------------------------------------------------
           10,000       Pima County IDA (Tucson Medical Center) 1            5.000            04/01/2015           10,008
--------------------------------------------------------------------------------------------------------------------------
           15,000       Pima County Junior College District 1                7.000            07/01/2009           15,378
--------------------------------------------------------------------------------------------------------------------------
            5,000       San Luis Civic Improvement Corp. (Excise Tax) 1      5.000            07/01/2038            5,271
--------------------------------------------------------------------------------------------------------------------------
          200,000       San Luis Facility Devel. Corp. (Regional
                        Detention Center)                                    7.250            05/01/2027          204,022
--------------------------------------------------------------------------------------------------------------------------
            5,000       Santa Cruz County Unified School District 1          6.000            07/01/2009            5,058
--------------------------------------------------------------------------------------------------------------------------
           50,000       Scottsdale IDA Hospital (Scottsdale Memorial
                        Hospitals) 1                                         6.000            09/01/2012           51,730
--------------------------------------------------------------------------------------------------------------------------
           75,000       Tucson IDA (Joint Single Family Mtg.) 1              5.350            01/01/2038           79,784
--------------------------------------------------------------------------------------------------------------------------
            5,000       Tucson Improvement District Special Assessment
                        (Civano Neighborhood Phase 1)                        5.000            01/01/2015            5,055
--------------------------------------------------------------------------------------------------------------------------
           30,000       Tucson Water 1                                       5.125            07/01/2020           30,206
--------------------------------------------------------------------------------------------------------------------------
           15,000       University AZ Medical Center Corp.
                        (University Medical Center) 1                        5.000            07/01/2013           15,014
--------------------------------------------------------------------------------------------------------------------------
            5,000       University AZ Medical Center Corp.
                        (University Medical Center) 1                        5.000            07/01/2033            5,113
--------------------------------------------------------------------------------------------------------------------------
          225,000       Verrado Community Facilities District 1              6.500            07/15/2027          243,178
--------------------------------------------------------------------------------------------------------------------------
          225,000       Vistancia Community Facilities District 1            6.750            07/15/2022          250,700
--------------------------------------------------------------------------------------------------------------------------
          250,000       Westpark Community Facilities District 1             5.250            07/15/2031          252,705
                                                                                                        ------------------
                                                                                                                6,840,490
U.S. POSSESSIONS--25.8%
           20,000       Guam Power Authority, Series A 1                     5.250            10/01/2023           20,001
--------------------------------------------------------------------------------------------------------------------------


                2 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

        PRINCIPAL
           AMOUNT                                                             COUPON           MATURITY            VALUE
--------------------------------------------------------------------------------------------------------------------------
 $        100,000       Puerto Rico Children's Trust Fund (TASC) 1           5.625   %        05/15/2043   $      105,242
--------------------------------------------------------------------------------------------------------------------------
       20,000,000       Puerto Rico Children's Trust Fund (TASC)             6.342 2          05/15/2050        1,380,594
--------------------------------------------------------------------------------------------------------------------------
           75,000       Puerto Rico ITEMECF (Hospital Auxilio Mutuo) 1       5.500            07/01/2026           76,763
--------------------------------------------------------------------------------------------------------------------------
           80,000       Puerto Rico Port Authority (American
                        Airlines), Series A 1                                6.250            06/01/2026           81,201
--------------------------------------------------------------------------------------------------------------------------
           70,000       Puerto Rico Port Authority (American
                        Airlines), Series A                                  6.300            06/01/2023           70,264
                                                                                                           ---------------
                                                                                                                1,734,065
--------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST $8,406,534)-127.8%                                                            8,574,555
--------------------------------------------------------------------------------------------------------------------------
LIABILITIES IN EXCESS OF OTHER ASSETS-(27.8)                                                                   (1,867,386)
                                                                                                           ---------------
NET ASSETS-100.0%                                                                                          $    6,707,169
                                                                                                           ===============

FOOTNOTES TO STATEMENT OF INVESTMENTS

1. All or a portion of the security has been segregated for collateral to cover borrowings. See accompanying Notes.

2. Zero coupon bond reflects effective yield on the date of purchase.

TO SIMPLIFY THE LISTINGS OF SECURITIES, ABBREVIATIONS ARE USED PER THE TABLE
BELOW:

FMC           Flagstaff Medical Center
GO            General Obligation
IDA           Industrial Devel. Agency
ITEMECF       Industrial, Tourist, Educational, Medical and Environmental
              Community Facilities
SMC           Sedona Medical Center
TASC          Tobacco Settlement Asset-Backed Bonds

DISTRIBUTION OF INVESTMENTS BY INDUSTRY OF ISSUE, AS A PERCENTAGE OF TOTAL INVESTMENTS AT VALUE, IS AS FOLLOWS:

INDUSTRY                                                                                           VALUE          PERCENT
--------------------------------------------------------------------------------------------------------------------------
Tobacco Settlement Payments                                                                  $ 1,485,836             17.3%
Special Tax                                                                                    1,296,249             15.1
Multifamily Housing                                                                              874,063             10.2
Education                                                                                        866,833             10.1
Adult Living Facilities                                                                          538,085              6.3
Hospital/Health Care                                                                             462,606              5.4
Special Assessment                                                                               413,426              4.8
Higher Education                                                                                 391,211              4.6
Municipal Leases                                                                                 260,958              2.9
Marine/Aviation Facilities                                                                       251,820              2.9
Single Family Housing                                                                            249,318              2.9
Sewer Utilities                                                                                  244,681              2.9
Electric Utilities                                                                               235,847              2.8
General Obligation                                                                               212,649              2.5
Water Utilities                                                                                  211,393              2.5
Not-for-Profit Organization                                                                      204,022              2.4
Airlines                                                                                         151,465              1.8
Pollution Control                                                                                111,254              1.3
Paper, Containers & Packaging                                                                     46,125              0.5
Highways/Railways                                                                                 40,077              0.5
Student Loans                                                                                     26,637              0.3
                                                                                             -----------------------------
Total                                                                                        $ 8,574,555            100.0%
                                                                                             =============================


                3 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

NOTES TO STATEMENT OF INVESTMENTS

SECURITIES VALUATION. The Fund calculates the net asset value of its shares as of the close of the New York Stock Exchange (the "Exchange"), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities may be valued primarily using dealer-supplied valuations or a portfolio pricing service authorized by the Board of Trustees. Securities listed or traded on National Stock Exchanges or other domestic exchanges are valued based on the last sale price of the security traded on that exchange prior to the time when the Fund's assets are valued. Securities traded on NASDAQ(R) are valued based on the closing price provided by NASDAQ prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last sale price on the prior trading day, if it is within the spread of the closing "bid" and "asked" prices, and if not, at the closing bid price. Securities traded on foreign exchanges are valued based on the last sale price on the principal exchange on which the security is traded, as identified by the portfolio pricing service, prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the official closing price on the principal exchange. Corporate, government and municipal debt instruments having a remaining maturity in excess of sixty days and all mortgage-backed securities will be valued at the mean between the "bid" and "asked" prices. Futures contracts traded on a commodities or futures exchange will be valued at the final settlement price or official closing price on the principal exchange as reported by such principal exchange at its trading session ending at, or most recently prior to, the time when the Fund's assets are valued. Options are valued daily based upon the last sale price on the principal exchange on which the option is traded. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value. Foreign and domestic securities whose values have been materially affected by what the Manager identifies as a significant event occurring before the Fund's assets are valued but after the close of their respective exchanges will be fair valued. Fair value is determined in good faith using consistently applied procedures under the supervision of the Board of Trustees. Investments in open-end registered investment companies (including affiliated funds) are valued at that fund's net asset value. Short-term "money market type" debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

SECURITY CREDIT RISK. There are certain risks arising from geographic concentration in any state. Certain revenue or tax related events in a state may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

BORROWINGS

The Fund can borrow money from banks in amounts up to one-third of its total assets (including the amount borrowed) less all liabilities and indebtedness other than borrowings to purchase portfolio securities, to meet redemption obligations or for temporary and emergency purposes. The purchase of securities with borrowed funds creates leverage in the Fund.

The Fund has entered into a Revolving Credit and Security Agreement (the "Agreement") with a conduit lender and a bank which enables it to participate with certain other Oppenheimer funds in a committed, secured borrowing facility that permits borrowings of up to $900 million, collectively. To secure the loan, the Fund pledges investment securities in accordance with the terms of the Agreement. Interest is charged to the Fund, based on its borrowings, at current commercial paper issuance rates (5.2833% as of December 31, 2006). The Fund pays additional fees of 0.30% per annum on its outstanding borrowings to manage and administer the facility and is allocated its pro-rata share of a 0.13% per annum commitment fee for a liquidity backstop facility with respect to the $900 million facility size.

For the period ended December 31, 2006, the average daily loan balance was $1,393,976 at an average daily interest rate of 5.284%. The Fund had borrowings outstanding of $2,200,000 at December 31, 2006 at an interest rate of 5.2833%. The Fund had gross borrowings and gross loan repayments of $3,700,000 and $1,500,000, respectively, during the period ended December 31, 2006. The maximum amount of borrowings outstanding at any month-end during the period ended December 31, 2006 was $2,200,000. The Fund paid $472 in fees and $8,118 in interest during the period ended December 31, 2006.

RECENT ACCOUNTING PRONOUNCEMENTS

In September 2006, the Financial Accounting Standards Board issued Statement of Financial Accounting Standards ("SFAS") No. 157, FAIR VALUE MEASUREMENTS. This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and expands disclosures about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. SFAS No. 157 is effective for financial statements issued for fiscal years beginning after November 15, 2007, and interim periods within those fiscal years. As of December 31, 2006, the Manager does not believe the adoption of SFAS No. 157 will materially impact the financial statement amounts; however, additional disclosures may be required about the inputs used to develop the measurements and the effect of certain of the measurements on changes in net assets for the period.


                4 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND

STATEMENT OF INVESTMENTS DECEMBER 31, 2006 / UNAUDITED
--------------------------------------------------------------------------------

FEDERAL TAX. The approximate aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments for federal income tax purposes as of December 31, 2006 are noted below. The primary difference between book and tax appreciation or depreciation of securities and other investments, if applicable, is attributable to the tax deferral of losses.

Federal tax cost of securities                $       8,406,534
                                              ==================

Gross unrealized appreciation                 $         172,912
Gross unrealized depreciation                            (4,891)
                                              ------------------
Net unrealized appreciation                   $         168,021
                                              ==================


                5 | OPPENHEIMER ROCHESTER ARIZONA MUNICIPAL FUND



ITEM 2. CONTROLS AND PROCEDURES.

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant's disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of February 8, 2007, which is a date within 90 days of the filing date of this report on Form N-Q, that, as of said date, the design and operation of such controls and procedures are effective to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (i) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (ii) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b) Prior to the evaluation of its internal controls in connection with the certifications in this report, the registrant's management became aware that other investment companies (not affiliated with the registrant) that invested in certain municipal securities referred to as "inverse floaters" and that had transferred certain municipal bonds to special purpose trusts for the purpose of investing in such inverse floaters, accounting for such transfers as "sales" in accordance with common practice in the mutual fund industry, had restated their financial statements to apply the provisions of Statement of Financial Accounting Standards No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," ("FAS 140") to the transfers of such municipal bonds in connection with their investments in inverse floaters, in response to comments by their independent public accountants about the sale accounting treatment that had previously been applied by such investment companies to such transfers.

      Prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the operation of registrant's disclosure controls and procedures and its controls and procedures over financial reporting was modified to enhance the review and analysis of the relevant terms and conditions for transfers of securities in connection with inverse floating rate obligations.

      There have been no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting. However, as discussed above, prior to the evaluation by registrant's officers of the design and operation of the registrant's disclosure controls and procedures in connection with the certifications in this report, the registrant revised and enhanced controls over the application of FAS 140.


ITEM 3. EXHIBITS.

Exhibits attached hereto.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Rochester Arizona Municipal Fund

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:   /s/ John V. Murphy
      ------------------
      John V. Murphy
      Principal Executive Officer

Date: February 8, 2007

By:   /s/ Brian W. Wixted
      -------------------
      Brian W. Wixted
      Principal Financial Officer

Date: February 8, 2007